Related Party Transactions - Summary of Key Management Compensation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	¥ 9	¥ 6
Directors and Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	3	2
Senior Management [member]
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	¥ 6	¥ 4